Basis of preparation and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Disclosure of Estimated Useful Lives for the Current and Comparative

The estimated useful lives are as follows:

Buildings	21 – 25 years
Mobile network infrastructure	4 – 20 years
Fixed network infrastructure	3 – 25 years
Call center equipment	4 – 8 years
Equipment, fixtures and fittings	2 – 10 years
Motor vehicles	4 – 6 years
Central betting terminals	5 – 10 years
Leasehold improvements	3 – 5 years

Disclosure of Useful Lives for the Intangible Assets

The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

Transmission line software	5 –10 years
Central betting system operating right	7 – 10 years
Customer base	2 – 15 years
Brand name	9 – 10 years
Indefeasible right of use	15 years

Disclosure of Estimated Useful Lives for Investment Properties	The estimated useful lives are as follows:

Investment Property	25 -45 years

Summary of Impacts of Adoption of IFRS 9, IFRS 15 and IFRS 16 on Consolidated Financial Statements

The following tables show the adjustments recognised for each individual line item. Line items that were not affected by the changes have not been included. As a result, the sub-totals and totals disclosed cannot be recalculated from the numbers provided. The adjustments are explained in more detail by standard below.

		31 December 2018 As reported	Effect Of Change Due to IFRS 9	Effect Of Change Due to IFRS 15	Effect Of Change Due to IFRS 16	31 December 2018 without Adoptions
Assets
	Property, plant and equipment	11,116,316	—	—	—	11,116,316
	Right-of-use assets	1,649,602	—	—	1,649,602	—
	Intangible assets	10,050,172	—	1,059,866	—	8,990,306
	Investment properties	15,425	—	—	—	15425
	Trade receivables	115,001	(608)	(3,513)	—	119,122
	Contract assets	3,513	—	3,513	—	—
	Receivables from financial services	884,686	—	—	—	884,686
	Deferred tax assets	152,732	—	—	14,696	138,036
	Investments in equity accounted investees	19,413	—	—	—	19,413
	Other non-current assets	421,306	(228)	(10,849)	(161,426)	593,809

Total non-current assets		24,428,166	(836)	1,049,017	1,502,872	21,877,113

	Inventories	180,434	—	—	—	180,434
	Trade receivables	2,505,990	49,567	(703,742)	6,926	3,153,239
	Due from related parties	13,533	67	—	—	13,466
	Receivables from financial services	3,286,243	(40,463)	—	—	3,326,706
	Derivative financial instruments	1,356,062	—	—	—	1,356,062
	Held to maturity investments	—	(51,863)	—	—	51,863
	Financial asset at fair value through profit or loss	9,409	9,409	—	—	—
	Financial asset at fair value through other comprehensive income	42,454	42,454	—	—	—
	Contract assets	711,928	—	711,928	—	—
	Cash and cash equivalents	7,419,239	(2,364)	—	—	7,421,603
	Other current assets	1,091,512	87	(137,997)	(312,872)	1,542,294

Subtotal		16,616,804	6,894	(129,811)	(305,946)	17,045,667

Assets classified as held for sale		1,720,305	—	—	—	1,720,305

Total current assets		18,337,109	6,894	(129,811)	(305,946)	18,765,972

Total assets		42,765,275	6,058	919,206	1,196,926	40,643,085

Equity
	Share capital	2,200,000	—	—	—	2,200,000
	Share premium	269	—	—	—	269
	Treasury shares (-)	(141,534)	—	—	—	(141,534)
	Additional paid in capital	35,026	—	—	—	35,026
	Reserves	2,503,537	(154)	8,958	(740)	2,495,473
	Remeasurements of employee termination benefit	(34,871)	—	—	—	(34,871)
	Retained earnings	11,359,317	4,989	667,946	(71,464)	10,757,846

Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS (“the Company”)		15,921,744	4,835	676,904	(72,204)	15,312,209

Non-controlling interests		131,810	—	—	—	131,810

Total equity		16,053,554	4,835	676,904	(72,204)	15,444,019

	31 December 2018 As reported	Effect Of Change Due to IFRS 9	Effect Of Change Due to IFRS 15	Effect Of Change Due to IFRS 16	31 December 2018 without Adoptions
Liabilities
Borrowings	13,119,636	—	—	902,285	12,217,351
Employee benefit obligations	224,747	—	—	—	224,747
Provisions	268,722	—	—	—	268,722
Deferred tax liabilities	862,360	1,223	193,854	—	667,283
Contract liabilities	131,598	—	131,598	—	—
Other non-current liabilities	364,610	—	(102,887)	—	467,497

Total non-current liabilities	14,971,673	1,223	222,565	902,285	13,845,600

Borrowings	7,035,909	—	—	366,845	6,669,064
Current tax liabilities	133,597	—	—	—	133,597
Trade and other payables	3,788,174	—	1,786	—	3,786,388
Due to related parties	45,331	—	17,951	—	27,380
Contract liabilities	255,756	—	255,756	—	—
Deferred revenue	8,948	—	(255,756)	—	264,704
Provisions	307,068	—	—	—	307,068
Derivative financial instruments	165,265	—	—	—	165,265

Total current liabilities	11,740,048	—	19,737	366,845	11,353,466

Total liabilities	26,711,721	1,223	242,302	1,269,130	25,199,066

Total equity and liabilities	42,765,275	6,058	919,206	1,196,926	40,643,085

	31 December 2018 As reported	Effect Of Change Due to IFRS 9	Effect Of Change Due to IFRS 15	Effect Of Change Due to IFRS 16	31 December 2018 without Adoptions
Revenue	20,350,557	—	(18,132)	—	20,368,689
Revenue from financial services	941,918	—	308	—	941,610

Total revenue	21,292,475	—	(17,824)	—	21,310,299

Cost of revenue	(13,785,448)	—	(329,447)	51,098	(13,507,099)
Cost of revenue from financial services	(360,545)	—	—	—	(360,545)

Total cost of revenue	(14,145,993)	—	(329,447)	51,098	(13,867,644)

Gross profit	6,565,109	—	(347,579)	51,098	6,861,590
Gross profit from financial services	581,373	—	308	—	581,065

Total gross profit	7,146,482	—	(347,271)	51,098	7,442,655

Other income	241,435	—	—	35,012	206,423
Selling and marketing expenses	(1,626,714)	141,527	523,210	51,208	(2,342,659)
Administrative expenses	(673,370)	225,778	—	50,724	(949,872)
Net impairment losses on financial and contract assets	(346,390)	(346,390)	—	—	—
Other expenses	(381,582)	—	—	(44,431)	(337,151)

Operating profit	4,359,861	20,915	175,939	143,611	4,019,396

Finance income	1,932,133	—	—	892	1,931,241
Finance costs	(3,619,091)	(14)	—	(230,663)	(3,388,414)

Net finance costs	(1,686,958)	(14)	—	(229,771)	(1,457,173)

Share of profit of equity accounted investees	(87)	—	—	—	(87)

Profit before income tax	2,672,816	20,901	175,939	(86,160)	2,562,136

Income tax expense	(495,481)	(4,764)	(38,015)	14,696	(467,398)

Profit for the period	2,177,335	16,137	137,924	(71,464)	2,094,738

Profit for the year is attributable to:
Owners of the Company	2,021,065	16,137	137,924	(71,464)	1,938,468
Non-controlling interests (*)	156,270	—	—	—	156,270

Total	2,177,335	16,137	137,924	(71,464)	2,094,738

Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	0.93	0.01	0.06	(0.03)	0.89

Summary of Impact on Retained Earnings

The total impact on the Group’s retained earnings as at 1 January 2018 is as follows:

1 January 2018
Retained Earnings Opening – 31 December 2017	11,312,276
Increase in provision for receivables from financial services	(52,951)
Decrease in provision for other financial assets	38,384
Deferred tax effect	3,419

Total impact of adoption in accordance with IFRS 9	(11,148)

Retained Earnings Opening – 1 January 2018 (Including IFRS 9- excluding IFRS 15)	11,301,128

Summary of Reclassification of Financial Instruments on the Date of Initial Application

On the date of initial application, 1 January 2018, the financial instruments of the Company were as follows, with any reclassifications noted;

Non-current financial assets	Original (IAS 39)	New (IFRS 9)	Original	New	Difference
Trade receivables	Amortized cost	Amortized cost	155,634	154,392	(1,242)
Receivables from financial services	Amortized cost	Amortized cost	1,297,597	1,297,597	—
Held to maturity investments	Held to maturity	Amortized cost	654	654	—
Current financial assets
Trade receivables	Amortized cost	Amortized cost	2,848,572	2,888,862	40,290
Due from related parties	Amortized cost	Amortized cost	5,299	5,522	223
Receivables from financial services	Amortized cost	Amortized cost	2,950,523	2,897,572	(52,951)
Derivatives	FVPL	FVPL	981,396	981,396	—
Cash and cash equivalents	Amortized cost	Amortized cost	4,712,333	4,711,452	(881)
Held to maturity investments	Held to maturity	Amortized cost	11,338	11,332	(6)
Current financial liabilities
Derivatives	FVPL	FVPL	110,108	110,108	—

Summary of Reconciliation of Impairment Provision for Financial Services Receivables

The reconciliation of impairment provision and opening balances for financial services receivables as of 1 January 2018 is stated as below:

1 January 2018
At 1 January 2018 (calculated under IAS 39)	72,992
Amounts restated through opening retained earnings	52,951
At 1 January 2018 (calculated under IFRS 9)	125,943
Current year provision at profit or loss statement – IFRS 9	190,509
Current year provision at profit or loss statement if IAS 39 was applied	202,998

Summary of Reconciliation of Impairment Provision for Other Financial Assets

The reconciliation of impairment provision and opening balances for other financial assets as of 1 January 2018 is stated as below:

1 January 2018
At 1 January 2018 (calculated under IAS 39)	705,440
Amounts restated through opening retained earnings	(38,384)
At 1 January 2018 (calculated under IFRS 9)	667,056
Current year provision at profit or loss statement-IFRS 9	418,799
Current year provision at profit or loss statement if IAS 39 was applied	427,211

Summary of Impact of Adoption of IFRS 15 Revenue from Contract with Customers

The impact of adoption of IFRS 15, “Revenue from contracts with customers” on retained earnings as of 1 January 2018 is stated as below:

1 January 2018
Retained earnings 1 January 2018 - (including IFRS 9 effects-excluding IFRS 15 effects)	11,301,128
Recognition of asset for subscriber acquisition cost	830,011
Decrease in current assets and non-current assets	(132,920)
Deferred tax effect	(144,632)
Other	(22,437)
Adjustment to retained earnings from adoption of IFRS 15	530,022

Opening retained earnings 1 January 2018 - (including IFRS 9 and IFRS 15 effects)	11,831,150

GSM and other telecommunication operating licenses [member]
Statement [LineItems]
Disclosure of Useful Lives for the Intangible Assets	The useful lives for telecommunication licenses are as follows:

Telecommunications licenses	3 – 25 years

Computer software [member]
Statement [LineItems]
Disclosure of Useful Lives for the Intangible Assets

Amortization is recognized in the statement of profit or loss on a straight-line basis over the estimated useful lives. The useful lives for computer software are as follows:

Computer software	3 –8 years